Employment Agreements (Details Narrative) (10K) - USD ($)			12 Months Ended
	Jul. 02, 2015	Feb. 05, 2014	Dec. 31, 2016	Jun. 30, 2015	Apr. 30, 2015
Common stock exercise price per share				$ 0.31
Charles W. Allen [Member] | June 22, 2017 [Member]
Employment agreement term			2 years
Annual salary			$ 245,000
Compensation			500
Charles W. Allen [Member] | June 22, 2017 [Member] | Office Space [Member]
Compensation			$ 500
Charles W. Allen [Member] | 2014 Plan [Member]
Common stock purchase	158,334
Common stock exercise price per share	$ 6.00
Mr. Handerhan [Member] | 2014 Plan [Member]
Common stock purchase	49,167
Common stock exercise price per share	$ 6.00
Michal Handerhan [Member]
Common stock exercise price per share					$ 30.0
Diluted capital stock percentage		25.00%
Michal Handerhan [Member] | June 22, 2017 [Member]
Employment agreement term			2 years
Annual salary			$ 190,000
Compensation			500
Michal Handerhan [Member] | June 22, 2017 [Member] | Office Space [Member]
Compensation			$ 500